Exhibit 99.1

Financial Institution Note Securitization 2015-1, Ltd.

Report to:

Financial Institution Note Securitization 2015-1, Ltd.

13 October 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 (212) 773-3000 www.ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Financial Institution Note Securitization 2015-1, Ltd.

c/o Intertrust SPV (Cayman) Limited

190 Elgin Avenue

George Town, Grand Cayman KYI-9005

Cayman Islands

Re:	Financial Institution Note Securitization 2015-1, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressee of this report, FINS Manager LLC, EJF Capital LLC and Sandler O’Neill & Partners, L.P. (collectively, the “Specified Parties”) solely to assist Financial Institution Note Securitization 2015-1, Ltd. (the “Issuer”) in evaluating the accuracy of certain information with respect to the portfolio of senior and subordinated bank notes (the “Portfolio Assets”) listed on electronic data files and related decodes prepared by Sandler O’Neill & Partners, L.P. (the “Placement Agent”), on behalf of the Issuer, in relation to the draft preliminary offering circular dated 12 October 2015 (the “Draft Preliminary Offering Circular”) and which the Placement Agent indicated is Schedule A to the Draft Preliminary Offering Circular but which may not all be the Portfolio Assets ultimately listed on Schedule A of the Issuer’s final preliminary offering circular or final offering circular. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Draft Preliminary Offering Circular.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Placement Agent, on behalf of the Issuer, provided us with the following information:

a.	Electronic data files and related decodes that contain information on the Portfolio Assets as of 5 October 2015 (the “Cut-off Date”), certain information of which we printed and attached as Exhibit 1 to Attachment A,

b.	A copy of the Draft Preliminary Offering Circular,

c.	Copies of certain Portfolio Assets’ preliminary note purchase agreements, executed note purchase agreements and amendments or supplements thereto (each, a “Note Purchase Agreement”),

d.	Copies of screenshots that the Placement Agent obtained from a third party vendor’s website that contained information on certain Portfolio Assets ( “Third Party Information”) and

e.	Instructions, assumptions and methodologies (the “Assumptions”), which we summarized on the attached Exhibit 2 of Attachment A.

The information provided by the Placement Agent, on behalf of the Issuer, is referred to herein as the “Source Documents.”

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Cut-off Date Data Files (as defined on Attachment A). The Issuer is responsible for the Cut-off Date Data Files (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and Exhibit 2 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Cut-off Date Data Files (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion as to: (a) the existence of the Portfolio Assets, (b) questions of legal or tax interpretation, (c) the sufficiency of the requirements of the Draft Preliminary Offering Circular, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Draft Preliminary Offering Circular, (e) the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and information provided to us by the Placement Agent, on behalf of the Issuer or (f) the accuracy of the information obtained from a third party data, news and analytics vendor (the “Data Vendor”). This report does not constitute a legal determination as to the Issuer’s compliance with the Draft Preliminary Offering Circular’s specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or

b.	Making any findings with respect to:

i.	Whether the origination of the Portfolio Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Portfolio Assets,

iii.	Whether the originator of the Portfolio Assets complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Portfolio Assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended and should not be used by anyone other than these Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and credit rating agencies, who are not identified in this report as Specified Parties.

/s/ Ernst & Young LLP

13 October 2015

Attachment A Page 1 of 3

Background

For the purpose of the procedures described in this Attachment A, the Draft Preliminary Offering Circular relates to the Co Issuers’ Class A First Priority Senior Secured Fixed Rate Notes (the “Class A Notes”) and Class B Second Priority Mezzanine Secured Fixed Rate Notes (the “Class B Notes”) and the Issuer’s Class C Third Priority Subordinate Secured Fixed Rate Notes (the “Class C Notes” and, collectively with the Class A Notes and Class B Notes, the “Rated Notes”). Concurrently with the issuance of the Rated Notes, the Issuer will also issue the Preferred Shares (the “Preferred Shares”).

The Placement Agent, on behalf of the Issuer, indicated that the Portfolio Assets on the Cut-off Date Data Files (as defined herein) were the Portfolio Assets the Issuer is expected to purchase on the Closing Date (as defined in the Draft Preliminary Offering Circular) and will be managed by FINS Manager LLC (the “Collateral Manager”) from and after the Closing Date in consultation with Angel Oak Capital Advisors, LLC. Furthermore, the Placement Agent, on behalf of the Issuer, indicated that the Portfolio Assets ultimately purchased by the Issuer and ultimately listed on Schedule A of the Issuer’s final preliminary offering circular or final offering circular may not include the Portfolio Asset identified as “Cadence Financial Corporation”. We performed no procedures regarding the accuracy or validity of the Placement Agent’s representation regarding the Portfolio Asset identified as “Cadence Financial Corporation.” The procedures we performed were limited to comparing certain information on the Portfolio Assets on the Cut-off Date Data Files (as defined herein).

Attachment A Page 2 of 3

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.	We obtained from the Placement Agent, on behalf of the Issuer, electronic data files and related decodes containing information on the Portfolio Assets as of the Cut-off Date. We compared the Characteristics indicated below, as shown on these electronic data files, to the corresponding information on the Source Documents and Data Sources (as defined herein) as indicated below and the Placement Agent adjusted the information on these electronic data files to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 2 to Attachment A. The electronic data files, as so adjusted, are herein referred to as the “Cut-off Date Data Files.”

2.	For each Portfolio Asset listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter A, with the corresponding information we obtained or derived on or after the Cut-off Date using certain Assumptions in Exhibit 2 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) Data Vendor, (b) Note Purchase Agreements and (c) Third Party Information. Where more than one Data Source is listed for a Characteristic, the Placement Agent, on behalf of the Issuer, instructed us to note agreement if the value on the Cut-off Date Data Files for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources

Issuer Name (labeled as “Issuer”)	Data Vendor, Note Purchase Agreements

Coupon/Spread (labeled as “Interest Rate”)	Note Purchase Agreements

State (labeled as “State”)	Third Party Information, Note Purchase Agreements

Maturity Date (labeled as “Maturity Date”)	Note Purchase Agreements

Principal Balance (labeled as “Principal Balance in U.S.$”)	Note Purchase Agreements

Payment Date (labeled as “Payment Dates”)	Note Purchase Agreements

Attachment A Page 3 of 3

2. (continued)

Characteristics	Data Sources

First Interest Reset Date (labeled within “Interest Rate”)	Note Purchase Agreements

Index (labeled within “Interest Rate”)	Note Purchase Agreements

Optional Call Date (labeled as “First Optional Call Date”)	Note Purchase Agreements

Optional Call Price (labeled as “First Optional Call Price”)	Note Purchase Agreements

All Characteristics were in agreement. In performing this procedure, we were instructed by the Placement Agent, on behalf of the Issuer, and/or the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within +/- 30 days or less.

We performed no other procedures on any other information on Exhibit 1 to Attachment A.

Exhibit 1 to Attachment A

Certain information from the Cut-off Date Data Files

(refer to Items 1 and 2.)

Bank Senior Notes

Issuer	State	Principal Balance (in U.S.$)	Maturity Date	Interest Rate	Payment Dates				First Optional Call Date	First Optional Call Price
HomeBancorp, Inc.	FL	$10,000,000	6/17/2018	9.00%	31-Mar	30-Jun	30-Sep	31-Dec	No Call	No Call
Mountain Commerce Bancorp, Inc.	TN	$10,000,000	6/25/2019	7.13%	31-Mar	30-Jun	30-Sep	31-Dec	6/25/2017	101%

A

Bank Subordinated Notes

Issuer	State	Principal Balance (in U.S.$)	Maturity Date	Interest Rate	Payment Dates				First Optional Call Date	Optional Call Price
Avenue Financial Holdings, Inc.	TN	$10,000,000	12/29/2024	6.75% through 1/1/2020 3 Month LIBOR + 4.95% thereafter	1-Jan	1-Apr	1-Jul	1-Oct	1/1/2020	100%
AIM Bancshares, Inc.	TX	$5,000,000	6/30/2025	6.75%	31-Mar	30-Jun	30-Sep	31-Dec	6/30/2020	100%
Biscayne Bancshares, Inc.	FL	$5,000,000	2/25/2025	7.13%	31-Mar	30-Jun	30-Sep	31-Dec	2/25/2020	103%
Cadence Financial Corporation	TX	$21,000,000	3/11/2025	6.50% through 3/11/2020	11-Mar Fixed		11-Sep		3/11/2020	100%
				3 Month LIBOR + 4.663% thereafter	11-Mar Floating	11-Jun	11-Sep	11-Dec		
Community Financial Corporation	MD	$15,000,000	2/15/2025	6.25% through 2/15/2020	15-Feb Fixed		15-Aug		2/15/2020	100%
				3 Month LIBOR + 4.79% thereafter	15-Feb Floating	15-May	15-Aug	15-Nov

Issuer	State	Principal Balance (in U.S.$)	Maturity Date	Interest Rate	Payment Dates				First Optional Call Date	First Optional Call Price
Alcar LLC	NY	$15,000,000	6/24/2025	7.20%	31-Mar	30-Jun	30-Sep	31-Dec	6/24/2020	103%
Eagle Bancorp Montana, Inc.	MT	$10,000,000	6/19/2025	6.75%	31-Mar	30-Jun	30-Sep	31-Dec	6/19/2020	100%
Eastern Virginia Bankshares, Inc.	VA	$10,000,000	5/1/2025	6.50% through 5/1/2020	1-May Fixed		1-Nov		5/1/2020	100%
				3 Month LIBOR + 5.02% thereafter	1-Feb Floating	1-May	1-Aug	1-Nov		
First Bank	NJ	$17,300,000	5/1/2025	6.75% through 5/1/2020	1-May Fixed		1-Nov		4/30/2020	100%
				3 Month LIBOR + 5.30% thereafter	1-Feb Floating	1-May	1-Aug	1-Nov		
First Community Financial Partners, Inc.	IL	$4,300,000	9/30/2021	8.63%	31-Mar	30-Jun	30-Sep	31-Dec	9/30/2018	100%
First Trust Corporation	LA	$14,400,000	11/20/2020	7.50%	31-Mar	30-Jun	30-Sep	31-Dec	11/20/2018	100%
Heartland Financial USA, Inc.	IA	$15,000,000	12/30/2024	5.75%		30-Jun		30-Dec	9/30/2024	100%
Highlands Bancorp, Inc.	NJ	$5,000,000	5/16/2024	8.00%	31-Mar	30-Jun	30-Sep	31-Dec	5/16/2021	100%
NewBridge Bancorp	NC	$5,000,000	3/14/2024	7.25%	1-Jan		1-Jul		3/14/2019	100%
Pacific Enterprise Bancorp	CA	$13,000,000	11/24/2024	8.00%	31-Mar	30-Jun	30-Sep	31-Dec	11/24/2019	103%
Perry Banking Company	FL	$6,000,000	7/25/2021	8.50%	31-Mar	30-Jun	30-Sep	31-Dec	7/25/2019	100%
Piedmont Bancorp, Inc.	GA	$5,500,000	3/13/2021	8.13%	31-Mar	30-Jun	30-Sep	31-Dec	3/13/2019	100%
Plaza Bancorp	CA	$20,000,000	6/26/2025	7.13%	31-Mar	30-Jun	30-Sep	31-Dec	6/26/2020	103%
Presidio Bank	CA	$10,000,000	9/30/2024	8.00%	31-Mar	30-Jun	30-Sep	31-Dec	9/30/2019	103%
Xenith Bankshares, Inc.	VA	$8, 500,000	6/26/2025	6.75%	31-Mar	30-Jun	30-Sep	31-Dec	6/26/2020	100%
Yadkin Financial Corporation	NC	$15,000,000	8/12/2023	7.63%	1-Jan		1-Jul		No Call	No Call

Exhibit 2 to Attachment A

Assumptions

(refer to Item 2.)

1.	The Placement Agent, on behalf of the Issuer, indicated that the Portfolio Asset identified as “Yadkin Financial Corporation” does not permit an optional redemption.

2.	The Placement Agent, on behalf of the Issuer, indicated that any interest rate adjustment related information for the Portfolio Asset identified as “AIM Bancshares, Inc.” is not disclosed on the Cut-off Date Data Files and, therefore, EY performed no procedures to test the accuracy or completeness of such information.

3.	For the purpose of comparing the “Payment Date” Characteristic, the Placement Agent, on behalf of the Issuer, indicated, where applicable, that the dates in the row labeled “Fixed” refer solely to the Payment Dates during the corresponding Portfolio Asset’s fixed interest rate period and the dates in the row labeled “Floating” refer solely to the Payment Dates during the corresponding Portfolio Asset’s floating interest rate period.

4.	The Placement Agent, on behalf of the Issuer, indicated that the Portfolio Assets listed below as identified on the Cut-off Date Data Files have the corresponding amount of Principal Balance (labeled as “Principal Balance in U.S.$” on Exhibit 1 to Attachment A):

Portfolio Assets	Principal Balances
Community Financial Corporation	$15,000,000.00
Heartland Financial USA, Inc.	$15,000,000.00
Plaza Bancorp	$20,000,000.00